07081666

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

CENTNAS

By Facsimile and First Class Mail

RECD S.E.C.
OCT 2 5 2007
1086

1-11758

October 25, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on October 25, 2007 The Nasdaq Stock Market (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Global Medium-Term Notes, Series F, PLUS SM due November 20, 2008
(Based on the Value of the NASDAQ-100 Index ®)

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END